Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Property, plant and equipment, net	$ 1,460	$ 439	$ 3,742
Intangible assets, net	16,694	15,235	42,175
Deferred tax assets	4,405	4,099	5,136
Total non-current assets	22,559	19,773	51,053
Current assets
Cash and cash equivalents	60	199	553
Restricted cash	191	292	608
Trade and other receivables	73,162	10,044	7,087
Inventory	1,151	1,646	2,115
Digital assets	5
Assets classified as held for sale		5,479
Total current assets	74,569	17,660	10,363
TOTAL ASSETS	97,128	37,433	61,416
Current liabilities
Trade and other payables	39,806	37,929	14,597
Income tax liability	168	280	156
Provisions	3,047	2,230	1,778
Loans and borrowings	12,249	8,171	2,384
Liabilities classified as held for sale		5,515
Total current liabilities	55,270	54,125	18,915
Non-current liabilities
Other payables	2,225		6,443
Provisions	17	57	76
Loans and borrowings	16,940	20,915	30,004
Deferred tax liabilities	2,572	2,873	2,232
Total non-current liabilities	21,754	23,845	38,755
Total liabilities	77,024	77,970	57,670
Equity
Share capital	2,704	533	308
Share premium	181,668	108,220	105,018
Cumulative translation reserve	(1,966)	2	1,203
Other reserves	(6,519)	(6,301)	(6,492)
Accumulated deficit	(155,783)	(142,991)	(96,291)
Equity and reserves attributable to owners	20,104	(40,537)	3,746
Total equity	20,104	(40,537)	3,746
TOTAL EQUITY AND LIABILITIES	$ 97,128	$ 37,433	$ 61,416